UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-04739

The Zweig Fund, Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	Shares	Value

COMMON STOCK—94.6%
Consumer Discretionary—20.5%
Cheesecake Factory, Inc. (The)	112,000	$6,044
Ford Motor Co.	433,000	5,876
GameStop Corp. Class A	68,000	2,802
Goodyear Tire & Rubber Co. (The)	197,000	5,778
Lear Corp.	58,000	6,309
McDonald’s Corp.	63,000	6,207
Mohawk Industries, Inc.(2)	32,000	5,817
Royal Caribbean Cruises Ltd.	59,000	5,256
Target Corp.	78,000	6,136
Time Warner, Inc.	86,000	5,913
Whirlpool Corp.	35,000	5,154

		61,292

Consumer Staples—3.9%
Archer-Daniels-Midland Co. (The)	135,000	5,596
PepsiCo, Inc.	64,000	6,035

		11,631

Energy—5.0%
Hess Corp.	82,000	4,105
Schlumberger Ltd.	78,000	5,380
Valero Energy Corp.	92,000	5,529

		15,014

	Shares	Value

Financials—18.9%
BB&T Corp.	164,000	$5,838
BlackRock, Inc.(3)	19,500	5,801
Blackstone Group LP (The)	166,000	5,257
Goldman Sachs Group, Inc. (The)	31,100	5,404
JPMorgan Chase & Co.(3)	94,000	5,731
Lincoln National Corp.	110,000	5,220
Progressive Corp. (The)	198,000	6,067
Prudential Financial, Inc.	75,000	5,716
UBS Group AG(2)	296,000	5,482
Wells Fargo & Co.	117,000	6,008

		56,524

Health Care—14.7%
Abbott Laboratories	129,000	5,188
Becton, Dickinson & Co.	43,000	5,704
Biogen, Inc.(2)	19,100	5,574
Gilead Sciences, Inc.	57,000	5,597
HCA Holdings, Inc.(2)	73,000	5,647
St. Jude Medical, Inc.	94,000	5,930
UnitedHealth Group, Inc.	54,000	6,265
Valeant Pharmaceuticals International, Inc.(2)	23,000	4,103

		44,008

Industrials—14.3%
Alaska Air Group, Inc.	70,000	5,561
Boeing Co. (The)	45,000	5,893
Deere & Co.	69,000	5,106

See notes to schedule of investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	Shares	Value
Industrials (continued)

FedEx Corp.	38,000	$5,471
L-3 Communications Holdings, Inc.	40,000	4,181
Southwest Airlines Co.	144,000	5,478
United Parcel Service, Inc. Class B	57,000	5,625
USG Corp.(2)	200,900	5,348

		42,663

Information Technology—13.6%
Apple, Inc.	52,000	5,736
EMC Corp.	241,000	5,822
Facebook, Inc. Class A(2)	68,000	6,113
Google, Inc. Class A(2)	1,400	894
Google, Inc. Class C(2)	8,523	5,186
MasterCard, Inc. Class A	66,000	5,948
QUALCOMM, Inc.	103,000	5,534
Skyworks Solutions, Inc.	65,000	5,474

		40,707

Materials—1.8%
CF Industries Holdings, Inc.	115,500	5,186

		5,186

Telecommunication Services—1.9%
Verizon Communications, Inc.(3)	131,000	5,700

		5,700
TOTAL COMMON STOCK (Identified Cost $254,586)		282,725
CLOSED END FUND—1.0%
Templeton Dragon Fund, Inc.	161,000	3,011
TOTAL CLOSED END FUND (Identified Cost $2,778)		3,011
EXCHANGE-TRADED FUND—0.%
Market Vectors Gold Miners	342,000	4,699
TOTAL EXCHANGE-TRADED FUND (Identified Cost $4,921)		4,699
TOTAL LONG TERM INVESTMENTS—94.8%
(Identified Cost $262,285)		290,435

	Shares	Value

SHORT-TERM INVESTMENT—3.0%
Money Market Mutual Fund—3.0%
Fidelity Money Market Portfolio—Institutional Shares (seven-day effective yield 0.170%)	9,000,684	$9,001
TOTAL SHORT-TERM INVESTMENT (Identified Cost $9,001)		9,001
TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT (Identified Cost $271,286)—100.2%		$299,436	(1)
SECURITIES SOLD SHORT—(5.2)%
COMMON STOCKS SOLD SHORT—(1.4)%
Consumer Discretionary—(1.4)%
Marriott International, Inc. Class A	(63,000)	(4,297)
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $4,301)		(4,297)
EXCHANGE-TRADED FUNDS SOLD SHORT—(3.7)%
Industrial Select Sector SPDR Fund	(87,000)	(4,341)
iShares Russell 2000® Index Fund	(26,000)	(2,839)
SPDR S&P 500® ETF Trust	(21,000)	(4,024)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
(Proceeds $11,380)		(11,204)
TOTAL SECURITIES SOLD SHORT (Proceeds 15,681)		(15,501	)(1)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT (Identified Cost $255,605)—95.0%		$283,935
Other assets and liabilities, net—5.0%		14,990

NET ASSETS—100.0%		$298,925

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of securities segregated as collateral for securities sold short.

See notes to schedule of investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	94%
Liberia	2
Switzerland	2
Canada	1
China	1
Total	100%
† % of total investments net of securities sold short as of September 30, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$282,725	$282,725
Closed End Fund	3,011	3,011
Exchange-Traded Fund	4,699	4,699
Short-Term Investment	9,001	9,001

Total Investments before Securities Sold Short	$299,436	$299,436

Liabilities:
Common Stocks Sold Short	(4,297)	(4,297)
Exchange Traded Funds Sold Short	(11,204)	(11,204)

Total Liabilities	$(15,501)	$(15,501)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

See notes to schedule of investments

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

SEPTEMBER 30, 2015 (Unaudited)

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation:

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors (the “Board,” or the “Directors”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly internal fair valuations are reviewed and ratified by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. It is the Fund’s policy to recognize transfers at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities)

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2015 (Unaudited)

regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, are valued based on inputs observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments and Securities Sold Short for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2015 (Unaudited)

distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Foreign Currency Translation:

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.	Short Sales:

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee based on borrowed securities which is under interest expense on short sales on the Statement of Operations. Such income or fee is calculated on a daily basis based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

Note 2. Indemnifications

Under the Fund’s organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

Note 3. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

SEPTEMBER 30, 2015 (Unaudited)

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Federal Income Tax Information

($ reported in thousands)

At September 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$272,166	$42,860	$(15,590)	$27,270
Securities sold short	(15,681)	184	(4)	180

Note 5. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Fund, Inc.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/25/2015

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 11/25/2015

* Print the name and title of each signing officer under his or her signature.